united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD 20850

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2634

Date of fiscal year end: 9/30

Date of reporting period: 3/31/24

Item 1. Reports to Stockholders.

Spectrum Low Volatility Fund
Spectrum Active Advantage Fund
Spectrum Unconstrained Fund

Semi-Annual Report
March 31, 2024

Investor Information: 1-866-862-9686

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Spectrum Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ceros Financial Services, Inc.
Member FINRA

May 7, 2024

Dear Shareholders:

The Spectrum Low Volatility Fund returned 8.85% for the six-month period beginning October 1, 2023 and ending March 31, 2024. The Fund’s primary benchmark, the Morningstar LSTA U.S. Leveraged Loan 100 Total Return Index, returned 5.28% for the period. The Fund’s secondary benchmark, a customized index composed of a 50% weighting of the iBoxx USD Liquid High Yield Index and a 50% weighting of the Morningstar LSTA U.S. Leveraged Loan 100 Total Return Index, returned 6.92% for the six months.

“Higher for longer” was the consistent message from the Federal Reserve in October 2023. Chairman Powell and the other Fed governors continued to communicate their intent to slow the economy and contain inflation. The bond market appeared to have taken note: October witnessed the highest rates for this cycle with the 10-year Treasury yielding 4.98%. Economic data remained mostly robust. The Q3 GDP data released in October grew at an annual pace of 4.9%. The Fund maintained a defensive stance of limited exposure. Markets were resilient in November as rates slipped despite the Federal Reserve holding firm on their message. In a shift of what normally would have been expected, both economically sensitive and interest rate sensitive bond categories rose. The sub-advisor embraced the shift in market tone and added exposure across numerous categories, primarily focusing on high yield bonds, but also added positions in the preferred stock and floating rate/bank loan categories while it trimmed mortgaged-backed positions. In December, Chairman Powell noted that inflation had eased from its highs and the Fed kept rates unchanged. Slowing economic conditions were noted, although the Fed still forecast GDP growth in 2024. Investors continued to interpret the Fed’s actions as having completed the rate hike cycle after raising rates 11 times between March 2022 and July 2023. The sub-advisor had positioned the Fund for an ongoing rally in bonds. It tempered positions modestly in high yield and mortgage-backed bonds as momentum waned but held positions in the floating rate bond class steady and increased preferred stock investments.

In January, Chairman Powell kept rates unchanged and played down the possibility of lower rates earlier in the year; he noted they might be appropriate sometime in 2024. These comments reduced a bit of the excitement, and markets were jagged. The sub-advisor increased exposure to floating rate and high yield bond classes and reduced exposure in municipal bond classes. Treasury yields rose slightly in February as the Fed reiterated there was no rush to cut rates. The sub-advisor decreased exposure to high yield as momentum weakened and increased its allocation in the floating rate/bank loan area and established a modest initial position in securitized credit. It also trimmed preferred stock positions. The March meeting of the Federal Reserve resulted in minimal changes in rhetoric from the Federal Reserve although the tone was generally interpreted in the markets as dovish. The sub-advisor traded tactically in high yield and municipal classes and made small changes to the Fund’s portfolio during the month as it assessed clues of rotation within the various bond classes that might benefit from a ‘new normal’ rate environment.

The Spectrum Active Advantage Fund returned 11.60% for the six months ending March 31, 2024. The Fund’s primary benchmark, the S&P 500 Total Return Index was up 23.48% for the period, while the Fund’s secondary benchmark, the NYSE Composite Index, increased by 20.31% for the six months.

Equity markets contracted in October. Many of the major equity benchmarks set multi-month or even 52-week lows. The sub-advisor maintained a defensive position throughout the month, although it did establish a small equity position on the last day. Strength in November led many of the indexes and sectors to break through their 200-day moving average, reversing the negative sentiment. Investors appeared to be bullish that the Fed was at or near the peak of its rate hike cycle. As the market’s technical condition improved, the sub-advisor sharply expanded the Fund’s equity exposure. The earlier problem of narrow leadership by a small number of mega-cap stocks began to shift toward broader market participation in November and continued in December. The Federal Reserve’s pivot to a more dovish stance by pausing and perhaps completing the interest rate hike cycle at the early December meeting provided a tailwind to equities. The sub-advisor continued to increase equity exposure to a greater than 100% leverage stance.

The large cap S&P, as measured by the S&P Total Return index, achieved new highs in January, while small and mid-cap stocks struggled to find consistent upside momentum. The sub-advisor made tactical trades, including in small-caps, after the early month pullback found support. Failure to quickly follow through and the negative reaction of the Fed’s statements on the last day of the month weighed on the Fund’s performance. Equity markets again gained ground in February with the S&P 500 Total Return Index reaching a new 52-week high. However, the path was jagged, and a market sell off mid-month prompted the sub-advisor to reduce exposure. The sub-advisor’s swift defensive reaction was reversed as positive sentiment ultimately prevailed toward the end of the month. Equity markets pushed higher in March as investors looked forward to a more stimulative rate policy from the Federal Reserve despite comments by Chairman Powell regarding the timing and quantity of rate cuts later in the year. Although equity indexes performed generally well, evidence of market concerns was present underneath the surface. The S&P 500 and NASDAQ indexes showed far fewer components above their 50-day moving average in March than there had been at the beginning of the year.

The Spectrum Unconstrained Fund rose by 8.79% for the period from October 1, 2023 – March 31, 2024. The Fund’s primary benchmark, the Bloomberg Aggregate Bond Index, increased by 5.99% for the same period, and the S&P 500 Total Return Index advanced by 23.48%. As previously stated in the annual report, this Fund is patiently waiting to take advantage of positive trends in each bond sector. This Fund is designed to use significant economic leverage when the market environment is conducive.

During the period, the sub-advisor used swaps and futures as substitutes for various underlying reference assets to achieve part of its returns. Thank you for your investment in the Funds. Please visit the website www.thespectrumfunds.com at any time for information regarding the Funds.

Spectrum Financial, Inc.	Advisors Preferred, LLC

Sub-advisor to the Funds	Advisor to the Funds

Spectrum Low Volatility Fund
Portfolio Review (Unaudited)
March 31, 2024

The Fund’s performance figures* for the periods ended March 31, 2024, as compared to its benchmark:

			Annualized
	Six Months	One Year	Five Year	Ten Year
Spectrum Low Volatility Fund - Investor Class	8.85%	9.52%	7.13%	6.66%
Morningstar/LSTA Leveraged Loan 100 Index**	5.28%	12.16%	5.14%	4.10%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total gross annual operating expenses as stated in the fee table of the Fund’s prospectus dated February 1, 2024 is 2.62% for the Investor Class. The gross expense ratio shown above does not tie to the financial highlights in the annual report due to acquired funds fees. For performance information current to the most recent month-end, please call 1-866-862-9686.

**	The Morningstar/LSTA Leveraged Loan 100 Index (formerly S&P/LSTA Leveraged Loan 100 Index is designed to reflect the performance of the largest facilities in the leverage loan market.

The Spectrum Low Volatility Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Spectrum Low Volatility Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the the Spectrum Low Volatility Fund in particular or the ability of The Morningstar/LSTA Leveraged Loan Index to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR/LSTA LEVERAGED LOAN 100 INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Portfolio Composition as of March 31, 2024 (Unaudited)

Holdings by Type of Investment:	% of Net Assets *
Open-End Funds	69.4%
U.S. Government & Agencies	9.1%
Short-term Investments	3.8%
Other Assets in Excess of Liabilities	17.7%
100.0%

*    The portfolio composition detailed above does not include derivative exposure.

Please refer to the Portfolio of Investments and the Shareholder Letter in this report for a detailed listing of the Fund’s holdings.

Spectrum Active Advantage Fund
Portfolio Review (Unaudited)
March 31, 2024

The Fund’s performance figures* for the periods ended March 31, 2024, as compared to its benchmark:

			Annualized
	Six Months	One Year	Five Years	Since Inception **
Spectrum Active Advantage Fund - Investor Class	11.60%	12.13%	4.54%	5.02%
S&P 500 Total Return Index ***	23.48%	29.88%	15.05%	12.93%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Spectrum Active Advantage Fund’s Investor Class shares are subject to a gross annual operating expense ratio of 1.83%, as per the February 1, 2024 Investor Class prospectus. For performance information current to the most recent month-end, please call 1-866-862-9686.

**	Inception date is June 1, 2015.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Portfolio Composition as of March 31, 2024 (Unaudited)

Holdings by Type of Investment:	% of Net Assets *
U.S. Government & Agencies	76.9%
Exchange Traded Funds	13.8%
Short-term Investments	4.8%
Other Assets in Excess of Liabilities	4.5%
100.0%

*   The portfolio composition detailed above does not include derivative exposure.

Please refer to the Portfolio of Investments and the Shareholder Letter in this report for a detailed listing of the Fund’s holdings.

Spectrum Unconstrained Fund
Portfolio Review (Unaudited)
March 31, 2024

The Fund’s performance figures* for the period ended March 31, 2024, as compared to its benchmark:

			Annualized
	Six Months	One Year	Since Inception **
Spectrum Unconstrained Fund - Investor Class	8.79%	6.41%	2.19%
Bloomberg U.S. Aggregate Bond Index ***	5.99%	1.70%	(2.77)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Spectrum Unconstrained Fund’s Investor Class shares are subject to a gross annual operating expense ratio of 2.75%, as per the February 1, 2024 Investor Class prospectus. The gross expense ratio shown above does not tie to the financial highlights in the annual report due to acquired funds fees. For performance information current to the most recent month-end, please call 1-866-862-9686.

**	Inception date is April 16, 2021.

***	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2024 (Unaudited)

Holdings by Type of Investment:	% of Net Assets *
U.S. Government & Agencies	40.8%
Open-End Funds	39.6%
Short-term Investments	7.8%
Other Assets in Excess of Liabilities	11.8%
100.0%

*   The portfolio composition detailed above does not include derivative exposure.

Please refer to the Portfolio of Investments and the Shareholder Letter in this report for a detailed listing of the Fund’s holdings.

SPECTRUM LOW VOLATILITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	OPEN-END FUNDS — 69.4%
	FIXED INCOME - 69.4%
3,393,925	AB High Income Fund, Inc., Class Z	$23,519,899
1,243,297	Axonic Strategic Income Fund, Class I	11,065,343
1,605,480	Invesco Rochester Municipal Opportunities Fund, Class R6	11,029,646
2,860,361	Manning & Napier High Yield Bond Series, Class Z	22,368,023
1,475,520	Nuveen High Yield Municipal Bond Fund, Class I	22,088,531
749,856	Nuveen Preferred Securities Fund, Class I	11,465,304
3,452,642	PIMCO High Yield Fund, Institutional Class	27,483,030
1,262,346	PIMCO Preferred and Capital Security Fund, Institutional Class	11,449,475
1,496,302	Principal Spectrum Preferred and Capital, Class R6	13,511,611
		153,980,862

	TOTAL OPEN-END FUNDS (Cost $149,888,608)	153,980,862

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 9.1%
	U.S. TREASURY BILLS — 9.1%
20,347,000	United States Treasury Bill(a)	5.2800	06/20/24	20,111,359

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $20,110,060)			20,111,359

Shares
	SHORT-TERM INVESTMENTS — 3.8%
	MONEY MARKET FUND – 3.8%
8,472,002	Fidelity Government Portfolio, Class I, 5.21% (Cost $8,472,002)(b)	8,472,002

	TOTAL INVESTMENTS – 82.3% (Cost $178,470,670)	$182,564,223
	OTHER ASSETS IN EXCESS OF LIABILITIES - 17.7%	39,334,066
	NET ASSETS - 100.0%	$221,898,289

(a)	Zero coupon bond; rate disclosed is the effective yield as of March 31, 2024.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

See accompanying notes to financial statements.

SPECTRUM LOW VOLATILITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2024

TOTAL RETURN SWAPS
		Notional Amount				Unrealized
Number of		at March 31,		Termination		Appreciation
Shares	Reference Entity	2024	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
2,315,789	American Funds American High-Income Trust® Class F-3*	$22,162,105	USD SOFR plus 165 bp	3/1/2027	BRC	$—
3,428,853	Aristotle Floating Rate Income Fund Class I*	32,814,117	USD FED plus 165 bp	3/31/2025	CIBC	—
1,791,045	Brandyw ineGLOBAL - High Yield Fund Class IS*	18,268,657	USD SOFR plus 165 bp	12/17/2026	BRC	—
5,142,405	Credit Suisse Floating Rate High Income Fund Institutional Class*	32,757,120	USD SOFR plus 165 bp	11/3/2026	BRC	—
1,124,859	Nuveen High Yield Income Fund Class R6*	20,078,740	USD FED plus 165 bp	3/31/2025	CIBC	—
1,451,083	Nuveen Preferred Securities & Income Fund Class R6*	22,245,108	USD FED plus 165 bp	3/31/2025	CIBC	—
2,030,965	Osterw eis Strategic Income Fund*	22,462,477	USD SOFR plus 165 bp	1/25/2027	BRC	—
1,223,815	PIMCO Preferred and Capital Securities Fund Institutional Class*	11,100,000	USD FED plus 165 bp	6/30/2025	CIBC	—
219,300	Vanguard Tax-Exempt Bond ETF	11,096,580	O/N USD SOFR plus 35 bp	4/29/2025	BRC	(219)
					Total:	$(219)

BRC - Barclays Capital

CIBC - Canadian Imperial Bank of Commerce

FED - Federal Funds Effective Rate

O/N - Overnight, Daily Fixings

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

*	Swap contract reset at March 31, 2024.

See accompanying notes to financial statements.

SPECTRUM ACTIVE ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 13.8%
	EQUITY - 13.8%
3,800	Invesco S&P 500 Equal Weight ETF	$643,606
5,700	Invesco S&P 500 Low Volatility ETF	375,459
		1,019,065

	TOTAL EXCHANGE-TRADED FUNDS (Cost $972,358)	1,019,065

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 76.9%
	U.S. TREASURY BILLS — 76.9%
356,000	United States Treasury Bill(a)	5.2000	05/02/24	354,383
256,000	United States Treasury Bill(a)	5.2400	05/09/24	254,578
1,165,000	United States Treasury Bill(a)	5.2500	05/23/24	1,156,186
1,732,000	United States Treasury Bill(a)	5.2700	06/13/24	1,713,700
2,219,000	United States Treasury Bill(a)	5.2800	06/20/24	2,193,301
				5,672,148

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,672,692)			5,672,148

Shares
	SHORT-TERM INVESTMENTS — 4.8%
	MONEY MARKET FUNDS - 4.8%
178,023	Fidelity Government Portfolio, Class I, 5.21%(b)	178,023
178,024	First American Government Obligations Fund, Class Z, 5.19%(b)	178,024
	TOTAL MONEY MARKET FUNDS (Cost $356,047)	356,047

	TOTAL SHORT-TERM INVESTMENTS (Cost $356,047)	356,047

	TOTAL INVESTMENTS - 95.5% (Cost $7,001,097)	$7,047,260
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.5%	329,649
	NET ASSETS - 100.0%	$7,376,909

See accompanying notes to financial statements.

SPECTRUM ACTIVE ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2	CME E-Mini NASDAQ 100 Index	06/21/2024	$740,975	$739,000	$(1,975)
16	CME E-Mini Russell 2000 Index	06/21/2024	1,694,680	1,716,720	22,040
10	CME E-Mini Standard & Poor’s 500 Index	06/21/2024	2,613,560	2,654,250	40,690
2	CME E-Mini Standard & Poor’s Midcap 400 Index	06/21/2024	602,085	615,480	13,395
	TOTAL FUTURES CONTRACTS				$74,150

ETF	- Exchange-Traded Fund

(a)	Zero coupon bond; rate disclosed is the effective yield as of March 31, 2024.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

See accompanying notes to financial statements.

SPECTRUM UNCONSTRAINED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	OPEN-END FUNDS — 39.6%
	FIXED INCOME - 39.6%
124,015	Bramshill Multi Strategy Income Fund, Institutional Class	$807,336
113,509	Buffalo High Yield Fund, Inc., Institutional Class	1,206,606
121,542	Holbrook Structured Income Fund, Class I	1,192,325
		3,206,267

	TOTAL OPEN-END FUNDS (Cost $3,147,803)	3,206,267

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 40.8%
	U.S. TREASURY BILLS — 40.8%
870,000	United States Treasury Bill(a)	5.1300	04/25/24	866,954
303,000	United States Treasury Bill(a)	5.2400	05/09/24	301,316
435,000	United States Treasury Bill(a)	5.2500	05/23/24	431,709
1,124,000	United States Treasury Bill(a)	5.2700	06/13/24	1,112,124
597,000	United States Treasury Bill(a)	5.2800	06/20/24	590,086
				3,302,189
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,302,433)			3,302,189

Shares
	SHORT-TERM INVESTMENTS — 7.8%
	MONEY MARKET FUNDS - 7.8%
314,528	Fidelity Government Portfolio, Class I, 5.21%(b)	314,528
314,528	First American Government Obligations Fund, Class Z, 5.19%(b)	314,528
	TOTAL MONEY MARKET FUNDS (Cost $629,056)	629,056

	TOTAL SHORT-TERM INVESTMENTS (Cost $629,056)	629,056

	TOTAL INVESTMENTS - 88.2% (Cost $7,079,292)	$7,137,512
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.8%	954,156
	NET ASSETS - 100.0%	$8,091,668

(a)	Zero coupon bond; rate disclosed is the effective yield as of March 31, 2024.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

See accompanying notes to financial statements.

SPECTRUM UNCONSTRAINED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2024

TOTAL RETURN SWAPS

						Unrealized
Number of		Notional Amount at		Termination		Appreciation
Shares	Reference Entity	March 31, 2024	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
25,900	iShares iBoxx $High Yield Corporate Bond ETF	$2,013,207	O/N USD SOFR plus 35 bp	4/1/2025	BRC	$(6,299)
8,900	iShares JPMorgan USD Emerging Markets Bond ETF	798,063	O/N USD SOFR plus 35 bp	4/1/2025	BRC	(3,382)
37,500	iShares Preferred and Income Securities ETF	1,208,625	O/N USD SOFR plus 35 bp	3/25/2025	BRC	7,116
37,400	iShares Preferred and Income Securities ETF	1,205,402	O/N USD SOFR plus 35 bp	4/29/2025	BRC	(4,114)
22,000	SPDR Bloomberg Convertible Securities ETF	1,606,880	O/N USD SOFR plus 35 bp	4/1/2025	BRC	(932)
15,400	VanEck High Yield Muni ETF	804,804	O/N USD SOFR plus 35 bp	4/1/2025	BRC	1,001
						$(6,610)

BRC - Barclays Capital

SOFR - Secured Overnight Financing Rate

O/N - Overnight, Daily Fixings

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Spectrum Funds
Statements of Assets and Liabilities (Unaudited)
March 31, 2024

	Spectrum Low	Spectrum Active	Spectrum
	Volatility Fund	Advantage Fund	Unconstrained Fund
ASSETS
Investment securities:
At cost	$178,470,670	$7,001,097	$7,079,292
At value	$182,564,223	$7,047,260	$7,137,512
Cash	—	—	19,918
Unrealized appreciation on swaps	—	—	8,117
Segregated cash - collateral for swaps	39,270,019	—	940,000
Dividend and interest receivable	541,588	2,822	16,953
Receivable for swaps	498,260	—	—
Receivable for Fund shares sold	41,122	12,613	2,196
Deposit with broker for futures	—	253,870	—
Unrealized appreciation on futures	—	76,125	—
Prepaid expenses and other assets	26,055	1,242	—
TOTAL ASSETS	222,941,267	7,393,932	8,124,696

LIABILITIES
Payable for swaps	551,196	—	—
Investment advisory fees payable	394,105	9,459	14,705
Payable for Fund shares redeemed	89,173	3,028	—
Shareholder servicing fees payable	8,285	2,561	205
Unrealized depreciation on swaps	219	—	14,727
Unrealized depreciation on futures	—	1,975	—
Payable to related party	—	—	3,391
TOTAL LIABILITIES	1,042,978	17,023	33,028
NET ASSETS	$221,898,289	$7,376,909	$8,091,668

NET ASSET VALUE
Net Assets	$221,898,289	$7,376,909	$8,091,668
Shares of beneficial interest outstanding	8,793,513	421,254	424,281
Net Asset Value, Offering and Redemption Price Per Share (Net Assets ÷ Shares Outstanding)	$25.23	$17.51	$19.07

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$210,158,302	$12,480,466	$8,655,298
Accumulated earnings (deficits)	11,739,987	(5,103,557)	(563,630)
NET ASSETS	$221,898,289	$7,376,909	$8,091,668

See accompanying notes to financial statements.

Spectrum Funds
Statements of Operations (Unaudited)
For the Six Months Ended March 31, 2024

	Spectrum Low	Spectrum Active	Spectrum
	Volatility Fund	Advantage Fund	Unconstrained Fund
INVESTMENT INCOME
Dividends	$4,221,609	$34,706	$122,066
Interest	511,934	129,257	30,387
TOTAL INVESTMENT INCOME	4,733,543	163,963	152,453

EXPENSES
Investment advisory fees	2,383,295	55,071	84,100
Administration expenses (Note 5)	210,345	8,185	8,701
Shareholder servicing fees	44,334	1,101	1,173
Miscellaneous expenses	4,500	4,500	4,500
TOTAL EXPENSES	2,642,474	68,857	98,474
Less: Expenses waived by the Advisor	—	(4,500)	(4,500)
NET EXPENSES	2,642,474	64,357	93,974
NET INVESTMENT INCOME	2,091,069	99,606	58,479

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	5,353,363	134,698	84,867
Swaps	8,505,622	—	482,557
Futures	144,624	348,900	(18,756)
TOTAL NET REALIZED GAIN	14,003,609	483,598	548,668

Net change in unrealized appreciation (depreciation) on:
Investments	2,549,643	40,269	48,185
Swaps	(219)	—	(6,279)
Futures	—	182,668	—
TOTAL NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	2,549,424	222,937	41,906

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	16,553,033	706,535	590,574
NET INCREASE IN NET ASSETS FROM OPERATIONS	$18,644,102	$806,141	$649,053

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2024	September 30, 2023
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,091,069	$8,016,704
Net realized gain (loss) from investments, swaps, and futures contracts	14,003,609	(3,464,055)
Capital gain distributions from underlying investment companies	—	73,944
Net change in unrealized appreciation of investments, swaps and futures contracts	2,549,424	1,543,910
Net increase in net assets resulting from operations	18,644,102	6,170,503

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(5,464,002)	(3,033,973)
Net decrease in net assets from distributions to shareholders	(5,464,002)	(3,033,973)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	32,320,897	70,918,337
Net asset value of shares issued in reinvestment of distributions	4,798,779	2,662,593
Payments for shares redeemed	(64,555,261)	(144,194,788)
Net decrease in net assets from shares of beneficial interest	(27,435,585)	(70,613,858)

TOTAL DECREASE IN NET ASSETS	(14,255,485)	(67,477,328)

NET ASSETS
Beginning of Period	236,153,774	303,631,102
End of Period	$221,898,289	$236,153,774

SHARE ACTIVITY
Shares Sold	1,315,685	2,975,489
Shares Reinvested	204,009	112,760
Shares Redeemed	(2,659,437)	(6,086,099)
Net decrease in shares of beneficial interest outstanding	(1,139,743)	(2,997,850)

See accompanying notes to financial statements.

Spectrum Active Advantage Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2024	September 30, 2023
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income income	$99,606	$179,733
Net realized gain (loss) from investments, swaps and futures contracts	483,598	(375,884)
Net change in unrealized appreciation (depreciation) of investments, swaps and futures contracts	222,937	(102,684)
Net increase (decrease) in net assets resulting from operations	806,141	(298,835)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital	—	(72,303)
Net decrease in net assets from distributions to shareholders	—	(72,303)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	432,393	466,435
Net asset value of shares issued in reinvestment of distributions	—	69,743
Payments for shares redeemed	(883,069)	(1,720,017)
Net decrease in net assets from shares of beneficial interest	(450,676)	(1,183,839)

TOTAL INCREASE (DECREASE) IN NET ASSETS	355,465	(1,554,977)

NET ASSETS
Beginning of Period	7,021,444	8,576,421
End of Period	$7,376,909	$7,021,444

SHARE ACTIVITY
Shares Sold	26,491	29,214
Shares Reinvested	—	4,482
Shares Redeemed	(52,780)	(107,639)
Net decrease in shares of beneficial interest outstanding	(26,289)	(73,943)

See accompanying notes to financial statements.

Spectrum Unconstrained Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2024	September 30, 2023
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$58,479	$173,380
Net realized gain (loss) from investments, futures and swaps contracts	548,668	(216,886)
Net change in unrealized appreciation of investments and swaps contracts	41,906	9,704
Net increase (decrease) in net assets resulting from operations	649,053	(33,802)

DISTRIBUTIONS TO SHAREHOLDERS
From earnings	(145,909)	(76,767)
Net decrease in net assets from distributions to shareholders+	(145,909)	(76,767)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	139,066	789,738
Net asset value of shares issued in reinvestment of distributions	145,732	76,767
Payments for shares redeemed	(194,080)	(474,449)
Net increase in net assets from shares of beneficial interest	90,718	392,056

TOTAL INCREASE IN NET ASSETS	593,862	281,487

NET ASSETS
Beginning of Period	7,497,806	7,216,319
End of Period	$8,091,668	$7,497,806

SHARE ACTIVITY
Shares Sold	7,322	42,862
Shares Reinvested	7,794	4,209
Shares Redeemed	(10,752)	(26,306)
Net increase in shares of beneficial interest outstanding	4,364	20,765

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2024		September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019
	(Unaudited)
Net asset value, beginning of period	$23.77		$23.48	$26.00	$24.79	$21.72	$21.35

Activity from investment operations:
Net investment income (loss) (1)	0.23		0.65	(0.27)	0.08	0.03	0.02
Net realized and unrealized gain (loss) on investments, swaps and futures contracts	1.83		(0.11)	(1.06)	2.53	3.89	1.04
Total from investment operations	2.06		0.54	(1.33)	2.61	3.92	1.06
Less distributions from:
Net investment income	(0.60)		(0.25)	(1.15)	(0.45)	(0.52)	(0.69)
Net realized gains	—		—	(0.04)	(0.95)	(0.33)	—
Total distributions	(0.60)		(0.25)	(1.19)	(1.40)	(0.85)	(0.69)

Net asset value, end of period	$25.23		$23.77	$23.48	$26.00	$24.79	$21.72

Total return (2)	8.85	% (5)	2.29%	(5.38)%	10.82%	18.76%	5.12%

Net assets, end of period (000s)	$221,898		$236,154	$303,631	$444,160	$239,393	$82,195

Ratio of expenses to average net assets (3)	2.37	% (6)	2.34%	2.34%	2.37%	2.51%	2.53%
Ratio of net investment income (loss) to average net assets (3,4)	1.88	% (6)	2.75%	(1.09)%	0.30%	0.14%	0.08%
Portfolio Turnover Rate	201	% (5)	711%	321%	131%	389%	675%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Spectrum Active Advantage Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2024		September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019
	(Unaudited)
Net asset value, beginning of period	$15.69		$16.45	$30.81	$27.33	$23.64	$23.83

Activity from investment operations:
Net investment income (loss) (1)	0.23		0.38	(0.27)	(0.12)	(0.09)	0.02
Net realized and unrealized gain (loss) on investments, swaps and futures contracts	1.59		(0.99)	(5.63)	8.46	3.95	0.60
Total from investment operations	1.82		(0.61)	(5.90)	8.34	3.86	0.62
Less distributions from:
Net investment income	—		—	(0.14)	(0.25)	(0.17)	(0.18)
Net realized gains	—		—	(8.32)	(4.61)	—	(0.45)
Return of capital	—		(0.15)	—	—	—	(0.18)
Total distributions	—		(0.15)	(8.46)	(4.86)	(0.17)	(0.81)

Net asset value, end of period	$17.51		$15.69	$16.45	$30.81	$27.33	$23.64

Total return (2)	11.60	% (5)	(3.68)%	(28.87)%	33.91%	16.46%	2.89%

Net assets, end of period (000s)	$7,377		$7,021	$8,576	$18,301	$13,338	$12,682

Ratio of gross expenses to average net assets (3)	1.87	% (6)	1.81%	1.69%	1.77%	1.89%	1.83%
Ratio of net expenses to average net assets (3)	1.74	% (6)	1.69%	1.69%	1.77%	1.89%	1.83%
Ratio of net investment income (loss) to average net assets (3,4)	2.70	% (6)	2.35%	(1.23)%	(0.40)%	(0.36)%	0.08%
Portfolio Turnover Rate	950	% (5)	1614%	2258%	1294%	831%	360%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Spectrum Unconstrained Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	March 31, 2024		September 30, 2023	September 30, 2022	September 30, 2021 (a)
	(Unaudited)
Net asset value, beginning of period	$17.86		$18.08	$20.69	$20.00

Activity from investment operations:
Net investment income (loss) (1)	0.14		0.43	(0.22)	(0.11)
Net realized and unrealized gain (loss) on investments, futures and swaps	1.42		(0.46)	(0.93)	1.01
Total from investment operations	1.56		(0.03)	(1.15)	0.90
Less distributions from:
Net investment income	(0.35)		(0.19)	(1.20)	(0.21)
Return of capital	—		—	(0.26)	—
Total distributions	(0.35)		(0.19)	(1.46)	(0.21)

Net asset value, end of period	$19.07		$17.86	$18.08	$20.69

Total return (2)	8.79	% (5)	(0.19)%	(6.03)%	4.50	% (5)

Net assets, end of period (000s)	$8,092		$7,498	$7,216	$10,743

Ratio of gross expenses to average net assets (3)	2.50	% (6)	2.49%	2.43%	2.33	% (6)
Ratio of net expenses to average net assets (3)	2.39	% (6)	2.37%	2.43%	2.33	% (6)
Ratio of net investment (loss) to average net assets (3,4)	1.49	% (6)	2.36%	(1.17)%	(1.21	)% (6)

Portfolio Turnover Rate	79	% (5)	1418%	395%	75	% (5)

(a)	The Fund commenced operations on April 16, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Spectrum Funds
Notes to Financial Statements (Unaudited)
March 31, 2024

1.	ORGANIZATION

The Spectrum Low Volatility Fund (the “Low Volatility Fund”), Spectrum Active Advantage Fund (the “Active Advantage Fund”)) and Spectrum Unconstrained Fund (the “Unconstrained Fund”) (collectively, the “Funds”) are each a diversified series of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Low Volatility Fund’s investment objective is total return with lower downside volatility and risk compared to major stock market indices while the Active Advantage Fund seeks long term capital appreciation. The Unconstrained Fund’s investment objective is total return. Each Fund currently offers one class of shares, Investor Class shares, which is offered at net asset value. The Low Volatility Fund also offers Advisor Class shares, but as of the date of this report none have been issued. The Low Volatility Fund commenced operations on December 16, 2013, the Active Advantage Fund commenced operations on June 1, 2015 and the Unconstrained Fund commenced operations on April 16, 2021. The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (“Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The investment adviser to each Fund is Advisors Preferred LLC (the “Adviser”). The investment sub-adviser to each Fund is Spectrum Financial, Inc. (the “Sub-Adviser”). The Low Volatility Fund and Unconstrained Fund are “fund of funds”, in that these Funds will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last bid on the day of valuation. Financial futures, which are traded on an exchange, are valued at the last quoted sales price determined by the exchange. Investments in open-end investment companies are valued at net asset value. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Credit default swaps are valued by a pricing agent covering the specific type of swap. Certain credit default swaps (“CDS”) and credit indices are valued independently by Markit; or if no valuation is available from a pricing agent, at the price received from the broker-dealer/counterparty that issued the swap. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser or Sub-Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser or Sub-Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Investment in Funds – The Funds may invest in open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2024 for each Fund’s investments measured at fair value:

Spectrum Low Volatility Fund

Assets *	Level 1	Level 2	Level 3	Total
Open-End Funds	$153,980,862	$—	$—	$153,980,862
U.S. Government & Agencies	—	20,111,359	—	20,111,359
Short-Term Investments	8,472,002	—	—	8,472,002
Total Assets	$162,452,864	$20,111,359	$—	$182,564,223
Liabilities*
Derivatives
Swaps**	$—	$(219)	$—	$(219)
Total Liabilities	$—	$(219)	$—	$(219)

Spectrum Active Advantage Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchage-Traded Funds	$1,019,065	$—	$—	$1,019,065
U. S. Government & Agencies	—	5,672,148	—	5,672,148
Short-Term Investments	356,047	—	—	356,047
Derivatives
Futures Contracts**	76,125	—	—	76,125
Total Assets	$1,451,237	$5,672,148	$—	$7,123,385
Liabilities*
Derivatives
Futures Contracts**	$(1,975)	$—	$—	$(1,975)
Total Liabilities	$(1,975)	$—	$—	$(1,975)

Spectrum Unconstrained Fund

Assets *	Level 1	Level 2	Level 3	Total
Open-End Funds	$3,206,267	$—	$—	$3,206,267
U.S. Government & Agencies	—	3,302,189	—	3,302,189
Short-term Investments	629,056	—	—	629,056
Derivatives
Swaps**	—	8,117	—	8,117
Total Assets	$3,835,323	$3,310,306	$—	$7,145,629
Liabilities*
Derivatives
Swaps**	$—	$(14,727)	$—	$(14,727)
Total Liabilities	$—	$(14,727)	$—	$(14,727)

*	Refer to the Portfolios of Investments for sector classifications.

**	Futures contracts and swaps are measured at the unrealized appreciation/(depreciation) of the instruments.

The Funds did not hold any Level 3 securities during the current period.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are typically a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities that may be designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses which reduce their value.

Futures Contracts – The Funds are subject to interest rate risk, equity risk and forward currency exchange rate risk in the normal course of pursuing their respective investment objectives. The Funds have purchased or sold futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Contracts – Each Fund is subject to equity price, credit risk, and interest rate risk in the normal course of pursuing its investment objective. The Funds have entered into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would typically be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) typically earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund’s obligations are accrued daily (offset by any amounts owed to a Fund).

The Funds may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which a Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Adviser or Sub-Adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

The Funds may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Higher swap spreads generally imply a higher risk of default.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Portfolios of Investments and Statements of Assets and Liabilities of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed by the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral, if any, is insufficient. The Funds will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

During the normal course of business, the Funds purchase and sell various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2021 – 2023 (2022 – 2023 for Spectrum Unconstrained Fund) or expected to be taken in all the Funds’ 2024 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and derivatives amounted to $301,000,130 and $265,259,025 for the Low Volatility Fund, $18,883,404 and $18,743,619 for the Active Advantage Fund and $3,887,453 and $2,325,183 for the Unconstrained Fund.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

4.	OFFSETTING OF FINANCIAL AND DERIVATIVE ASSETS AND LIABILITIES

The Funds’ policy is to recognize a gross asset or liability equal to the unrealized gain/(loss) for futures and swap contracts. During the six months ended March 31, 2024 the Funds were subject to a master netting arrangement for the swap and futures contracts. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2024.

SpectrumLow Volatility Fund

Liabilities:
				Gross Amounts Not Offset in the
				Statements of Assets &
				Liabilities
			Net Amounts of
		Gross Amounts	Liabilities
	Gross Amounts of	Offset in the	Presented in the		Cash
	Recognized	Statements of	Statements of	Financial	Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged*	Net Amount
Swaps Contracts - OTC	$(219)	$—	$(219)		$219	$—
Total	$(219)	$—	$(219)	$—	$219	$—

Spectrum Active Advantage Fund
Assets:
				Gross Amounts Not Offset in the
				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Assets Presented in
	of Recognized	Statements of	the Statements of	Financial	Cash Collateral
Description	Assets	Assets & Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Futures Contracts	$76,125	$—	$76,125	$(1,975)	—	$74,150
Total	$76,125	$—	$76,125	$(1,975)	$—	$74,150

Liabilities:
				Gross Amounts Not Offset in the
				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Liabilities Presented in
	of Recognized	Statements of	the Statements of	Financial	Cash Collateral	Liability Net
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged	Amount
Futures Contracts	$(1,975)	$—	$(1,975)	$1,975	$—
Total	$(1,975)	$—	$(1,975)	$1,975	$—	$—

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

Spectrum Unconstrained Fund

Assets:
				Gross Amounts Not Offset in the
	Gross Amount	Gross Amounts	Net Amounts of
	Recognized in the	Offset in the	Assets Presented		Cash
	Statements of	Statements of	in the Statements of	Financial	Collateral
Description	Assets & Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Swaps Contracts - OTC	$8,117	$—	$8,117	$(8,117)	$—	$—
Total	$8,117	$—	$8,117	$(8,117)	$—	$—

Liabilities:
				Gross Amounts Not Offset in the
				Statements of Assets &
				Liabilities
			Net Amounts of
		Gross Amounts	Liabilities
	Gross Amounts of	Offset in the	Presented in the		Cash
	Recognized	Statements of	Statements of	Financial	Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged*	Net Amount
Swaps Contracts - OTC	$(14,727)	$—	$(14,727)	$8,117	$6,610	$—
Total	$(14,727)	$—	$(14,727)	$8,117	$6,610	$—

*	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2024:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Swap Contracts	Unrealized appreciation/depreciation on swaps
Futures Contracts	Unrealized appreciation/depreciation on futures

The following table sets forth the fair value of the Funds’ derivative contracts as of March 31, 2024:

Spectrum Low Volatility Fund
Asset (Liability) Derivatives Investment Value
		Total as of
Derivative Investment Type	Equity Risk	March 31, 2024
Total Return Swaps	(219)	(219)
Total	$(219)	$(219)

Spectrum Active Advantage Fund
Asset (Liability) Derivatives Investment Value
		Total as of
Derivative Investment Type	Equity Risk	March 31, 2024
Futures Contracts *	$74,150	$74,150
Total	$74,150	$74,150

Spectrum Unconstrained Fund
Asset (Liability) Derivatives Investment Value

		Total as of
Derivative Investment Type	Credit Risk	March 31, 2024
Total Return Swaps	(6,610)	(6,610)
Total	$(6,610)	$(6,610)

*	Represents cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the six months ended March 31, 2024:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swaps/Futures	Net realized gain (loss) from Swaps
Net realized gain (loss) from Futures
Net change in unrealized appreciation (depreciation) on Swaps
Net change in unrealized appreciation (depreciation) on Futures

The following is a summary of the Funds’ realized gain/(loss) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended March 31, 2024:

Spectrum Low Volatility Fund

Realized gain on derivatives recognized in the Statements of Operations
				Total for the Six Months Ended
Derivative Investment Type		Interest Rate Risk	Credit Risk	March 31, 2024
Swaps		$7,064,297	$1,441,325	$8,505,622
Futures		144,624	—	144,624
Total		$7,208,921	$1,441,325	$8,650,246

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
				Total for the Six Months Ended
Derivative Investment Type		Credit Risk		March 31, 2024
Swaps		$(219)	$—	$(219)
Total		$(219)		$(219)

Spectrum Active Advantage Fund

Realized gain (loss) on derivatives recognized in the Statements of Operations
				Total for the Six Months Ended
Derivative Investment Type		Interest Rate Risk	Equity Risk	March 31, 2024
Futures		$(718)	$349,618	$348,900
Total		$(718)	$349,618	$348,900

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
				Total for the Six Months Ended
Derivative Investment Type		Interest Rate Risk	Equity Risk	March 31, 2024
Futures		$(750)	$183,418	$182,668
Total		$(750)	$183,418	$182,668

Spectrum Unconstrained Fund

Realized gain (loss) on derivatives recognized in the Statements of Operations
				Total for the Six Months Ended
Derivative Investment Type	Equity Risk	Interest Rate Risk	Credit Risk	March 31, 2024
Swaps	$—	$432,311	$50,246	$482,557
Futures	(18,756)	—	—	(18,756)
Total	$(18,756)	$432,311	$50,246	$463,801

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
				Total for the Six Months Ended
Derivative Investment Type		Equity Risk		March 31, 2024
Swaps		$(6,279)		$(6,279)
Total		$(6,279)		$(6,279)

The notional value of the derivative instruments outstanding as of March 31, 2024 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

5.	RISKS

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolios of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Funds’ assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that the Funds may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. A Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Counterparty Risk: The Funds may invest in derivative instruments (the “Product”) issued for the Funds including by Credit Suisse Securities (Europe) Limited, Credit Suisse Securities (USA) LLC (“Credit Suisse”), Barclays Capital, Inc. (“Barclays”) and Canadian Imperial Bank of Commerce (“CIBC”) (collectively, “Counterparties”). If Counterparties become insolvent, each may not be able to make any payments under the Product and a Fund may lose their capital invested in the Product. A decline in Counterparties’ financial standing is likely to reduce the market value of the Product and therefore the price a Fund may receive for the Product if sold it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. As a result, the Funds may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred, LLC, serves as investment adviser to the Funds. The Adviser has engaged Spectrum Financial, Inc. to serve as the sub-adviser to the Funds. The sub-adviser fees are the responsibility of the Adviser.

Pursuant to an advisory agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an advisory fee computed and accrued daily and paid monthly at an annual rate of 2.15% of the average daily net assets for both Spectrum Low Volatility Fund and Spectrum Unconstrained Fund and 1.50% of the average daily net assets for the Spectrum Active Advantage Fund. The Adviser, not the Fund, pays the Sub-Adviser. Pursuant to the advisory agreement, the Advisor earned $2,383,295, $55,071, and $84,100 for Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund, respectively, in advisory fees for the six months ended March 31, 2024.

Pursuant to a liquidity program administrator agreement with the Funds, the Adviser, provides a liquidity program administrator who, directs the operations of the Funds’ liquidity risk management program. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser out of pocket expenses and an annual fee of $9,000 per Fund. The Adviser has voluntarily agreed to waive the liquidity program administration fee for the Active Advantage Fund and the Unconstrained Fund. The liquidity program administrator agreement became effective June 1, 2021. Pursuant to the liquidity program administrator agreement, the Adviser earned (net of voluntary waivers) $4,500, $0 and $0 for Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund, respectively, in fees for the six months ended March 31, 2024.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

Ultimus Fund Solutions, LLC (“UFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Under the terms of the Funds’ agreement with UFS, UFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of UFS provide ancillary services to the Funds as follows:

Blu Giant, LLC (“Blu Giant”) Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. These expenses are the responsibility of UFS.

The Funds pay Ceros Financial Services Inc. (the “Distributor”) to provide compensation for ongoing servicing related activities or services and/or maintenance of the Investor Class accounts, not otherwise required to be provided by the Adviser. For the six months ended March 31, 2024, the Funds paid $44,334, $1,101 and $1,173 for Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund, respectively, which was paid out to brokers and dealers.

During the six months ended March 31, 2024, Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Adviser, executed trades on behalf of the Funds. Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund paid trade commissions of $180, $4,885, and $20 to Ceros, respectively. Any 12b-1 fees received by Ceros related to a Fund’s investment in another Fund are returned to the respective Fund.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $72,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. These fees are borne by the Adviser. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes including futures and swaps, and its respective gross unrealized appreciation and depreciation at March 31, 2024, were as follows:

		Gross		Net Unrealized
		Unrealized	Gross Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Spectrum Low Volatility Fund	$178,470,670	$4,109,551	$(15,998)	$4,093,553
Spectrum Active Advantage Fund	6,906,153	141,651	(544)	141,107
Spectrum Unconstrained Fund	7,078,961	58,795	(244)	58,551

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

8.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended September 30, 2023, and September 30, 2022 were as follows:

For the year ended September 30, 2023:

	Ordinary	Long-Term	Return	Tax-exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Spectrum Low Volatility Fund	$3,033,973	$—	$—	$—	$3,033,973
Spectrum Active Advantage Fund	—	—	72,303	—	72,303
Spectrum Unconstrained Fund	76,767	—	—	—	76,767

For the period ended September 30, 2022:

	Ordinary	Long-Term	Return	Tax-exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Spectrum Low Volatility Fund	$16,479,737	$925,881	$—	$—	$17,405,618
Spectrum Advisors Preferred Fund	3,218,095	1,987,681	—	—	5,205,776
Spectrum Unconstrained Fund	638,185	—	138,132	—	776,317

As of September 30, 2023, the components of distributable earnings/ (accumulated deficit) on a tax basis were as follows:

	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	and	Carry	Appreciation/	Distributable Earning/
Portfolio	Income	Late Year Loss	Forwards	(Depreciation)	(Accumulated Deficit)
Spectrum Low Volatility Fund	$4,938,532	$(5,260,161)	$(2,662,394)	1,543,910	$(1,440,113)
Spectrum Active Advantage Fund	—	(522,723)	(5,379,295)	(7,680)	(5,909,698)
Spectrum Unconstrained Fund	54,991	(250,463)	(881,337)	10,035	(1,066,774)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open futures and mark-to-market on swap contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Spectrum Low Volatility Fund	$5,260,161
Spectrum Active Advantage Fund	522,723
Spectrum Unconstrained Fund	250,463

On September 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Portfolio	Short-Term	Long-Term	Total
Spectrum Low Volatility Fund	$2,662,394	$—	$2,662,394
Spectrum Active Advantage Fund	3,882,686	1,496,609	5,379,295
Spectrum Unconstrained Fund	881,337	—	881,337

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, and prior year tax return updates, resulted in reclassifications for the year ended September 30, 2023, as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
Spectrum Active Advantage Fund	$(277,581)	$277,581
Spectrum Unconstrained Fund	(862)	862

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of March 31, 2024, National Financial Services LLC held approximately 62%, 95% and 99% of the Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund, respectively, and Charles Schwab & Co., Inc. held approximately 29% of the Spectrum Low Volatility Fund. The Funds have no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of the Funds.

10.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Spectrum Funds
Expense Example (Unaudited)
March 31, 2024

As a shareholder of Spectrum Funds, you incur ongoing costs, including management fees; service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 through March 31, 2024.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses Paid During
Actual	Expense	Account	Account	Period *
Expenses	Ratio	10/1/2023	3/31/2024	10/1/2023-3/31/24
Spectrum Low Volatility Fund	2.37%	$1,000.00	$1,088.50	$12.38
Spectrum Active Advantage Fund	1.74%	$1,000.00	$1,116.00	$9.22
Spectrum Unconstrained Fund	2.39%	$1,000.00	$1,087.90	$12.47

	Annualized	Beginning	Ending	Expenses Paid During
Hypothetical	Expense	Account	Account	Period *
(5% return before expenses)	Ratio	10/1/2023	3/31/2024	10/1/2023-3/31/24
Spectrum Low Volatility Fund	2.37%	$1,000.00	$1,013.15	$11.93
Spectrum Active Advantage Fund	1.74%	$1,000.00	$1,016.28	$8.79
Spectrum Unconstrained Fund	2.39%	$1,000.00	$1,013.06	$12.02

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the numbers of days in the fiscal year (366).

Spectrum Funds
Supplemental Information (Unaudited)
March 31, 2024

Liquidity Risk Management Program (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions; short and long-term cash flow projections; and cash holdings and access to other funding sources.

During the six months ended March 31, 2024, the Trust’s Liquidity Program Administrator (“LPA”) and the Board reviewed the Funds’ investments and they determined that, generally, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and the LPA concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2024

Approval of Renewal of the Investment Advisory and Sub-Advisory Agreements for the Spectrum Low Volatility Fund, Spectrum Active Advantage Fund, and Spectrum Unconstrained Fund

At an in-person meeting held on May 23, 2023 (the “Meeting”) the Board of Trustees (the “Board”), of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered the renewal of the investment advisory agreement (the “Advisory Agreement’) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of Spectrum Low Volatility Fund, Spectrum Active Advantage Fund, and Spectrum Unconstrained Fund (together the “Spectrum Funds”); and the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Spectrum Financial, Inc. (“Spectrum Financial”) (the “Sub-Adviser”).

In connection with the Board’s consideration and approval of the renewal of the Advisory Agreement and Sub-Advisory Agreement, the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel of the Adviser and Sub-Adviser; (b) the Adviser’s and Sub-Adviser’s operations and the Adviser’s financial condition; (c) the Adviser’s brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Spectrum Funds’ level of profitability from the Adviser’s and Sub- Adviser’s fund-related operations; (f) the Adviser’s and Sub-Adviser’s compliance policies and procedures; and (g) information regarding the performance of each Spectrum Fund as compared to the respective benchmarks and Morningstar categories. The Trustees reviewed the quality of work and abilities of the Adviser and its relationship with the Sub-Adviser and the performance of the Spectrum Funds. The Board’s review of materials and deliberations are presented contemporaneously given the overlapping considerations, parallel issues and conclusions drawn by the Board. The Board conducted some of their deliberations on a joint basis for the Adviser and Spectrum Financial given the close working relationship of the Adviser and Sub-Adviser.

Nature, Extent and Quality of Services: With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s Form ADV, and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions, including asset allocation, sector selection, trade execution and compliance, are made for each Spectrum Fund by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser and those executed by the Adviser. The Board reviewed the experience of professional personnel from both the Adviser and Sub-Adviser performing services for the Spectrum Funds, including the team of individuals that primarily monitor and execute the investment and administration process, and the respective portfolio managers. Further the Board reviewed a certification from each of the Adviser and Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and noted that each of the Adviser and Sub-Advisers have adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.

Advisors Preferred: The Board reviewed the balance sheet of the Adviser as of March 31, 2023, and considered the change in net income for the month of March as compared to January through March 2023 period. The Board also reviewed the audited financials of the Adviser as of December 31, 2022. The Adviser reported $1.7 billion in total assets under management in active mutual funds and Ms. Ayers- Rigsby noted the commitment from Advisors Preferred to grow the mutual fund business.

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2024

The Board discussed the Adviser’s compliance program with the CCO of the Trust. The Board considered that the CCO of the Trust also serves as CCO of the Adviser and were confident in her abilities with respect to both positions. The Trustees were comfortable that if a conflict of interest were to arise, counsel would be called upon for a solution. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The CCO confirmed that she has the support and resources to ensure the compliance procedures of the Trust are updated in accordance with current SEC rules. The Board considered that the cybersecurity risk of the Adviser is managed by Sikich LLP with no data breaches reported. The Board discussed the overall technology of the Adviser with the CCO. The Adviser confirmed adequate Professional Liability Insurance is in place, including $2 million for the Independent Directors. Counsel noted the Board had previously reviewed the business continuity plan for Advisors Preferred Trust. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Advisory Agreement.

Spectrum Financial: The Board reviewed the balance sheet of Spectrum Financial as of December 31, 2022 as well as the Income Statement for 12 months ended December 31, 2022 and found the Sub-Adviser financially adequate to continue to service to the three Spectrum Funds. The Board concluded that Spectrum Financial is sufficiently financially sound to continue to serve as sub-adviser to the Spectrum Funds.

The Board confirmed with the Adviser’s CCO that she works with the CCO of Spectrum Financial, and she had reviewed the policies and procedures manual of Spectrum Financial, including their latest revisions and business continuity plans. The Board confirmed the cybersecurity risk management is the responsibility of the compliance and IT teams of Spectrum Financial, and that there were no reported breaches. The Board noted that Spectrum Financial does have Directors & Officers Errors & Omissions Liability insurance

The Board determined that Spectrum Financial has a compliance program in place that is reasonably designed to prevents violation of the applicable federal securities laws. The Board noted they are familiar with the portfolio managers of the Sub-Adviser and their qualifications in managing the Spectrum Funds.

Performance. The Board considered that the Adviser delegates day-to-day investment decisions to the Sub-Adviser and, therefore, does not directly control the performance of the Spectrum Funds. The Board considered the Adviser’s other responsibilities under the Advisory Agreement, including with respect to trade oversight, reviewing daily positions and balance reports for the Spectrum Funds, obtaining derivative agreements for the Spectrum Funds and reporting to the Board. The Trustees concluded that the Adviser appears to be properly and reasonably monitoring the Sub-Adviser’s adherence to each Spectrum Fund’s investment objectives and appears to be carrying out its functions appropriately.

With respect to the performance, the Board reviewed the Sub-Adviser’s daily management and investment strategies and considered the updated performance of each Spectrum Fund through March 31, 2023, compared to their primary benchmark and Morningstar category for various periods provided by the Adviser. The Board recalled the earlier presentations by Spectrum Financial with respect to strategy and each Spectrum Fund’s performance for various periods with explanations for over/under performance.

Spectrum Low Volatility Fund: The Board considered the Fund’s performance as compared to various benchmark indices and the Fund’s Morningstar category, Nontraditional Bond. The Board reviewed one- ,three-and five-year periods ended March 31, 2023 and since inception through March 31, 2023. They noted the Fund outperformed the Morningstar Nontraditional Bond category for the one-, three- and five-

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2024

year periods. They noted the Fund beat out the S&P 500 Index for the one-year period, while lagging for the three-, five-year and since inception periods. The Board recognized the Fund seeks risk adjusted returns, and therefore lagged the S&P 500 Total Return Index for longer periods presented. Specifically, the Board noted that with respect to major stock market indices, such as the S&P 500 Total Return Index, the Fund’s investment objective was total return with lower downside volatility and risk compared to major stock market indices, hence it beat out the S&P 500 Index during the turbulent 2022 market. The Board concluded that performance was satisfactory, and that with Adviser oversight, Spectrum Financial was expected to continue to obtain an acceptable level of investment returns for shareholders over the long term.

Spectrum Active Advantage Fund: The Board recognized the Fund’s short-term performance has lagged, as it trailed both the Morningstar Tactical Allocation and the S&P 500 Index for the one-, three- and five- year periods ended March 31, 2023. The Sub-Adviser discussed how the Fund was developed with “risk on” trading systems that capitalized on a positive trend and use of leverage. During the 2022 economic environment, these systems were adjusted in mid-May for timing of trading figures which did have a positive effect for the Fund on the exposed risk during periods of market volatility. The Sub-Adviser noted the Fund does not employ hedging, shorting, or other non-correlated assets. The Board concluded that the performance was disappointing, but the strategy implemented by Spectrum Financial was being enhanced, and that with Adviser oversight, the Fund is expected to improve and to obtain an acceptable level of investment returns for shareholders over the long term. In spite of lagging performance, the Trustees concluded it was nonetheless acceptable in light of strategy improvements made.

Spectrum Unconstrained Fund: The Board considered the Fund’s performance as compared to Bloomberg Aggregate Bond Index and the Fund’s Morningstar category, Nontraditional Bond for the one, and since inception periods ended March 31, 2023. Discussion followed with respect to the Fund outperforming both its benchmark and Morningstar category. As the Fund is still in its infancy, and the Sub-Adviser believes in proven techniques for the concept of highly leveraged positions, in the right economic environment, the Fund will quicky move to positive returns. The Board decided to continue to monitor the Fund’s performance in the long term but concluded it was acceptable.

Fees and Expenses: As to the costs of the services provided to each Spectrum Fund by the Adviser and Sub-Adviser, respectively, the Board reviewed and discussed the advisory fee and total operating expenses of each Spectrum Fund compared to its peer group and Morningstar category as presented in the Meeting Materials. The Board acknowledged that the Adviser pays the Sub-Adviser directly consistent with agreements in effect.

Spectrum Low Volatility Fund: The Board noted the advisory fee of 2.15% for Low Volatility was above the above range for the Morningstar Nontraditional Bond, Tactical Allocation, Macro Trading, and Multistrategy Categories. The Board also compared the advisory fee to Systematic Trend Morningstar category and found it well below the maximum advisory fees in the category. The Board noted that the Fund does not easily fit within a single category because of its wide-ranging strategy. The Trustees considered that of the 2.15% advisory fee, the sub-adviser receives 1.80%, lower than the fees it charges SMAs. The Trustees discussed the net expenses of 2.67% for Investor Class shares and found it was slightly above the maximum net expense for the Morningstar Tactical Allocation, Macro Trading Morningstar same class categories. With respect to the Nontraditional Bond and Multistrategy categories, the Fund’s net expenses were found by the Board to be below the reasonable maximum net expense. With regards to Advisor Class shares, the Board noted the net expense ratio of 2.92% was well below the reasonable

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2024

maximum net fees for A Class Nontraditional Bond, Tactical Allocation and Systematic Trend Morningstar categories.

Spectrum Active Advantage Fund: The Board noted the advisory fee of 1.50% for Active Advantage was above the above range for the Morningstar Tactical Allocation category, and within the reasonable range of fees for the Morningstar Macro Trading, Multistrategy and Systematic Trend Category. The Trustees noted that the Fund does not easily fit within a single category because of its specific strategy. The Board acknowledged that of the 1.50% advisory fee, the Sub-Adviser is paid 1.15% directly from the adviser. The Board discussed the net expenses of 1.69% for Investor Class shares and found them within the reasonable range for the Tactical Allocation, Macro Trading, Multistrategy and Systematic Trend Morningstar Institutional Class Categories.

Spectrum Unconstrained Fund: The Board noted the advisory fee of 2.15% for Unconstrained Fund was above range for the Nontraditional Bond, Tactical Allocation, Marco Trading and Multistrategy Morningstar categories. The Board found the advisory fee within range and below the reasonable maximum advisory fee for the Morningstar Systematic Trend category. The Trustees noted that the Fund does not easily fit within a single category because of its wide-ranging strategy. The Board acknowledge the Adviser pays the Sub-Adviser directly 1.80% from the advisory fee it receives. The Trustees discussed the net expenses of 2.70% for Investor Class shares and found it was above range for the Morningstar Tactical Allocation and, Macro Trading Institutional Class category. However, the Board discussed that the net expenses were within the reasonable range, and below the maximum in the Nontraditional Bond, Multistrategy and Systematic Trend Morningstar Institutional Class categories.

Profitability of Adviser. The Board reviewed the levels of profits to the Adviser from each Spectrum Fund with respect to advisory fees and from the total relationship with each Fund. They considered whether profits from each Spectrum Fund were reasonable in light of services provided, including the assets levels and payments to the respective sub-adviser, and any breakpoints in fee structures for each respective Fund. The Board, in consultation with counsel noted that current court rulings with respect to profitability suggest up to or even over a 50% profit margin for any adviser or sub-adviser could be acceptable and not considered excessive.

Spectrum Low Volatility, Active Advantage and Unconstrained Funds: In discussion and review of the profitability statement from the Adviser with respect to the Spectrum Funds, the Board considered the split between the Adviser and Sub-Adviser. The Board noted that the Adviser was slightly profitable from Low Volatility (2%), modestly profitability from Active Advantage (9%) and (9%) profitable from Unconstrained in Advisory Fees. The Board acknowledged that when taking into consideration the Adviser’s total relationship with each Spectrum Fund, the profitability was 2%, 7%, and 8% respectively from Low Volatility, Active Advantage and Unconstrained respectively. The Trustees discussed the commission earned on Fund portfolio transactions by the Adviser’s affiliate as part of the total relationship. The Board concluded that the Adviser had realized relatively low profits (as an adviser and from the totality of its relationship) from its services to the Spectrum Funds and therefore, excessive profits are not of concern at this time.

Profitability of Sub-Adviser: The Board reviewed the levels of profits to the Sub-Adviser for the year ended September 30, 2022 with respect to Spectrum Funds. They noted the situation for each Spectrum Fund with respect to sub-advisory fees and from the total relationship with each Fund. With regards to the Spectrum Funds, the Board noted that the Sub-Adviser usually charges higher fees for separately managed accounts with similar investment strategies, if any. The Board, in consultation with counsel

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2024

noted that current court rulings with respect to profitability suggest up to or even over a 50% profit margin for any adviser or sub-adviser could be acceptable and not considered excessive.

The Board reviewed the profitability reports submitted by Spectrum Financial, and noted that with respect to sub-advisory fees, they receive of 1.80%, 1.15%, and 1.80% of average net assets, respectively from Low Volatility, Active Advantage and Unconstrained. The Board noted that Spectrum Financial made a 62% profit from Low Volatility, a 63% profit from Active Advantage, and a 68% profit from Unconstrained for the fiscal year ended September 30, 2022. The Board concluded that Spectrum Financial’s profits were reasonable entrepreneurial profits for services provided to the Funds. The Board discussed a joint revenue sharing agreement in place between the Adviser and Spectrum Financial allowing for payments to individuals for raising assets for the Funds. Ms. Ayers-Rigsby noted the agreement has been updated to accommodate the current market conditions for distributing the Funds’ shares. The Board concluded that excess profits for the Sub-Adviser with respect to each of Low Volatility, Active Advantage and Unconstrained is currently not a concern, and they will monitor profits from each Fund as assets continue to grow.

Economies of Scale. As to the extent to which the Spectrum Funds will realize economies of scale, the Adviser reported an estimate of $500 million per Fund to be the minimum asset level required to reach such economies of scale and that some Funds may not achieve economies of scale as they may face capacity issues under certain investment strategies. The Board discussed the Adviser’s expectations for the growth in net assets of each Spectrum Fund and concluded that any material economies of scale were not a concern at present assets levels. The Trustees noted economies of scale is an advisory agreement concern and is not a consideration for approval of any sub-advisory agreements. The Board agreed to revisit economies of scale as assets of the Funds continue to grow.

Conclusion. Counsel assisted the Board throughout the Advisory Agreement and Sub-Advisory Agreement review process. The Board members relied upon the advice of counsel, and their own business judgment, in determining the material factors to be considered in evaluating the Advisory Agreement and Sub- Advisory Agreement. In considering the approval, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement and Sub-Advisory Agreement.

Accordingly, having requested and received such information from the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreements as appropriate; the Board, including a majority of the Independent Trustees, determined that, with respect to each of the agreements, separately that (a) the terms of the Advisory Agreement and Sub-Advisory Agreement are reasonable; (b) the advisory fee for each Spectrum Fund was not unreasonable; and (c) each of the Advisory Agreement and Sub-Advisory Agreement is in the best interests of the respective Spectrum Fund and its prospective shareholders.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-866-862-9686 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-862-9686.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, Maryland 20850

INVESTMENT SUB-ADVISOR
Spectrum Financial, Inc.
272 Bendix Road Suite 600
Virginia Beach, VA 23452

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

SPECTRUM-SAR24

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 6/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 6/5/24

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 6/5/24